Goodwill and Intangible Assets, including Casino Contracts (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Balance as of January 1	$ 353	$ 380	$ 380	$ 357
Goodwill acquired			0	0
Foreign currency translation adjustment	5	(27)	(27)	23
Balance as of June 30/December 31	$ 358	$ 353	$ 353	$ 380